Promissory Note	12 Months Ended
Dec. 31, 2011
Promissory Note [Abstract]
Schedule Of Outstanding Promissory Notes
14.	Promissory Note

In 2009, the Company reached a new settlement with TSMC as detailed in Note 27. Under this agreement, the remaining promissory note of $40,000,000 under the prior 2005 Settlement Agreement was cancelled. The Company issued twelve non-interest bearing promissory notes with an aggregate amount of $200,000,000 as the settlement consideration. The Company has recorded a discount of $8,067,071 for the imputed interest on the notes using an effective interest rate of 2.85% (which represents the Company’s average rate of borrowing for 2009), which was recorded as a reduction of the face amount of the promissory notes. In total, the Company paid TSMC $30,000,000 and $80,000,000 in 2011 and 2010, respectively. The outstanding promissory notes are as follows:

	December 31, 2011
		Discounted
Maturity	Face Value	value
2012, current portion	$30,000,000	$29,374,461
2013, non-current portion	30,000,000	28,559,711
Total	$60,000,000	$57,934,172

In 2011, 2010 and 2009, the Company recorded interest expense of $2,232,443, $3,768,799 and $2,070,569, respectively, as amortization of the discount.